COMMITMENTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Commitments Details Narrative
Rent expense	$ 193,985	$ 178,946	$ 575,181	$ 533,168
Rent income	$ 46,957	$ 45,634	$ 140,871	$ 136,901